Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Non-current assets
Property, plant and equipment	$ 558	₨ 45,843	₨ 21,997
Right-of-use assets	2,443	200,760	229,710
Intangible assets and goodwill	9,478	778,963	752,260
Prepayments and other assets	14	1,177	922
Other financial assets	607	49,864	48,320
Term deposits	75	6,158
Other non-financial assets	2,379	195,491	216,231
Deferred tax assets	135	11,086	9,996
Total non-current assets	15,689	1,289,342	1,279,436
Current assets
Inventories	1	76	235
Trade and other receivables	37,246	3,061,210	1,934,713
Prepayments and other assets	11,582	951,924	607,731
Income tax recoverable	3,756	308,716	205,557
Other current financial assets	839	68,997	68,356
Term deposits	7,072	581,217	568,264
Cash and cash equivalents	6,127	503,601	800,282
Total current assets	66,623	5,475,741	4,185,138
Total assets	82,312	6,765,083	5,464,574
Equity
Share capital	10	850	842
Share premium	248,069	20,388,799	20,286,474
Treasury shares	(137)	(11,219)	(11,219)
Other capital reserve	3,141	281,394	263,531
Accumulated deficit	(242,096)	(19,921,095)	(19,617,091)
Foreign currency translation reserve	(378)	(31,034)	(32,279)
Total equity attributable to equity holders of the Company	8,609	707,695	890,258
Total non-controlling interest	141	11,624	1,983
Total equity	8,750	719,319	892,241
Non-current liabilities
Borrowings	235	19,274	4,204
Trade and other payables			42,605
Deferred tax liabilities	87	7,150	11,513
Employee benefits	496	40,747	34,108
Deferred revenue			64,965
Lease liabilities	2,475	203,393	230,668
Total non-current liabilities	3,293	270,564	388,063
Current liabilities
Borrowings	28,390	2,333,378	354,376
Trade and other payables	26,480	2,176,353	2,394,712
Employee benefits	682	56,020	68,845
Deferred revenue	556	45,721	183,212
Income taxes payable	388	31,850	4,052
Lease liabilities	582	47,835	38,991
Other financial liabilities	5,074	417,014	429,457
Other current liabilities	8,117	667,029	710,625
Total current liabilities	70,269	5,775,200	4,184,270
Total liabilities	73,562	6,045,764	4,572,333
Total equity and liabilities	$ 82,312	₨ 6,765,083	₨ 5,464,574